Significant Accounting Policies (Tables)	6 Months Ended
May 31, 2022
Schedule of Company and its subsidiaries at the end of the reporting period

	Incorporation	Functional	Percentage owned
		Currency	2022	2021
Liquid Media Group (Canada) Ltd. (“Liquid Canada”)	Canada	USD	100%	100%
Liquid Media Production Funding Ltd. (“Liquid Production Funding”)	Canada	USD	100%	100%
Liquid Media (US) Holding Co., Inc. (“Liquid US”)	USA	USD	100%	100%
Liquid Media Merger Sub 2, Inc. (“Liquid Merger Sub 2”)	USA	USD	100%	100%
iGEMS TV, Inc., (“iGEMS”)	USA	USD	100%	0%
IndieFlix Group, Inc. (“IndieFlix”)	USA	USD	100%	100%
Companies controlled by IndieFlix:
RACE, LLC	USA	USD	100%	100%
Money, LLC	USA	USD	100%	100%
Digital Cinema UTD. Holding Limited (together with subsidiaries “DCU”)	Malta	Euro	100%	-
Companies owned by DCU
Digital Cinema UTD. CEE s.r.o.	Czech Republic	Czech Koruna (“CZK”)	100%	-
Digital Cinema UTD. UK Limited	United Kingdom	British Pound	100%	-
Digital Cinema UTD. Americas Inc.	USA	USD	100%	-
Digital Cinema United SA (PTY)	South Africa	South African Rand (“ZAR”)	100%	-

Schedule of equipment

Computer equipment	30%
Equipment	20%
Vehicles	30%

Schedule of estimated useful lives of intangible assets

Video game catalogues	15 years
Platform coding and technology	3 years
Distribution libraries	10 years
Customer relationships	3 years
Brands	indefinite